SHARE-BASED COMPENSATION - Summary of Share-based Compensation Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Components and classification of share-based compensation expense
Share-based compensation	$ 128	$ 105	$ 102
Research and development expenses
Components and classification of share-based compensation expense
Share-based compensation	10	11	9
Selling, general and administrative expenses
Components and classification of share-based compensation expense
Share-based compensation	118	94	93
Stock options
Components and classification of share-based compensation expense
Share-based compensation	15	15	21
RSUs
Components and classification of share-based compensation expense
Share-based compensation	$ 113	$ 90	$ 81